Quarterly Holdings Report
for
Fidelity® Blue Chip Value Fund
April 30, 2023
BCV-NPRT3-0623
1.800334.119
Common Stocks - 92.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.7%
Entertainment - 4.4%
Activision Blizzard, Inc.	429,400	33,368,674
Interactive Media & Services - 1.5%
Alphabet, Inc. Class A (a)	104,800	11,249,232
Media - 4.8%
Comcast Corp. Class A	878,700	36,351,819
TOTAL COMMUNICATION SERVICES		80,969,725
CONSUMER DISCRETIONARY - 3.7%
Diversified Consumer Services - 2.8%
H&R Block, Inc.	634,620	21,519,964
Specialty Retail - 0.9%
Ross Stores, Inc.	62,400	6,659,952
TOTAL CONSUMER DISCRETIONARY		28,179,916
CONSUMER STAPLES - 6.8%
Consumer Staples Distribution & Retail - 1.0%
Dollar General Corp.	35,600	7,883,976
Food Products - 3.9%
Mondelez International, Inc.	230,800	17,706,976
Tyson Foods, Inc. Class A	191,900	11,991,831
		29,698,807
Household Products - 1.9%
Reckitt Benckiser Group PLC	178,800	14,448,795
TOTAL CONSUMER STAPLES		52,031,578
ENERGY - 10.4%
Oil, Gas & Consumable Fuels - 10.4%
ConocoPhillips Co.	202,800	20,866,092
Exxon Mobil Corp.	387,400	45,844,917
Ovintiv, Inc.	166,000	5,989,280
Parex Resources, Inc.	313,700	6,369,625
		79,069,914
FINANCIALS - 23.0%
Banks - 12.9%
Bank of America Corp.	844,500	24,726,960
JPMorgan Chase & Co.	216,800	29,970,432
M&T Bank Corp.	73,900	9,296,620
PNC Financial Services Group, Inc.	95,200	12,399,800
U.S. Bancorp	312,600	10,715,928
Wells Fargo & Co.	285,900	11,364,525
		98,474,265
Financial Services - 5.5%
Berkshire Hathaway, Inc. Class B (a)	127,100	41,758,705
Insurance - 4.6%
Chubb Ltd.	73,800	14,875,128
The Travelers Companies, Inc.	68,100	12,335,634
Willis Towers Watson PLC	33,300	7,712,280
		34,923,042
TOTAL FINANCIALS		175,156,012
HEALTH CARE - 19.2%
Health Care Providers & Services - 14.3%
Centene Corp. (a)	430,600	29,681,258
Cigna Group	123,100	31,179,999
Elevance Health, Inc.	34,100	15,980,965
Humana, Inc.	26,700	14,164,083
UnitedHealth Group, Inc.	36,100	17,764,449
		108,770,754
Pharmaceuticals - 4.9%
AstraZeneca PLC sponsored ADR	186,667	13,667,758
Roche Holding AG (participation certificate)	29,570	9,259,556
Sanofi SA sponsored ADR	266,900	14,319,185
		37,246,499
TOTAL HEALTH CARE		146,017,253
INDUSTRIALS - 5.2%
Aerospace & Defense - 1.8%
Northrop Grumman Corp.	29,500	13,607,465
Electrical Equipment - 1.7%
Regal Rexnord Corp.	96,600	12,573,456
Industrial Conglomerates - 1.7%
Siemens AG	80,700	13,301,962
TOTAL INDUSTRIALS		39,482,883
INFORMATION TECHNOLOGY - 2.9%
IT Services - 1.6%
Amdocs Ltd.	127,300	11,616,125
Software - 1.3%
Gen Digital, Inc.	570,300	10,077,201
TOTAL INFORMATION TECHNOLOGY		21,693,326
MATERIALS - 1.9%
Chemicals - 1.4%
DuPont de Nemours, Inc.	155,000	10,806,600
Metals & Mining - 0.5%
Lundin Mining Corp.	446,900	3,413,968
TOTAL MATERIALS		14,220,568
UTILITIES - 9.0%
Electric Utilities - 7.8%
Constellation Energy Corp.	129,233	10,002,634
NextEra Energy, Inc.	91,000	6,973,330
PG&E Corp. (a)	1,617,200	27,670,292
Southern Co.	200,800	14,768,840
		59,415,096
Independent Power and Renewable Electricity Producers - 1.2%
The AES Corp.	377,200	8,924,552
TOTAL UTILITIES		68,339,648
TOTAL COMMON STOCKS (Cost $591,685,278)		705,160,823

Nonconvertible Preferred Stocks - 3.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 3.0%
Technology Hardware, Storage & Peripherals - 3.0%
Samsung Electronics Co. Ltd. (Cost $24,360,771)	555,470	23,230,559

Money Market Funds - 4.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (b) (Cost $32,413,369)	32,406,888	32,413,369

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $648,459,418)	760,804,751
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(698,634)
NET ASSETS - 100.0%	760,106,117

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	27,866,227	205,120,925	200,573,783	818,224	-	-	32,413,369	0.1%
Fidelity Securities Lending Cash Central Fund 4.88%	-	96,104,856	96,104,856	5,245	-	-	-	0.0%
Total	27,866,227	301,225,781	296,678,639	823,469	-	-	32,413,369

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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